Summary of changes in share options outstanding (Details)	12 Months Ended
	Mar. 31, 2021 shares ₨ / shares	Mar. 31, 2020 shares ₨ / shares
Share plan 2006 and india share plan 2006 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding at the beginning of the year | shares	458,912	652,580
Number of options outstanding at the beginning of the year | ₨ / shares	₨ 328.12	₨ 304.92
Granted during the year | shares
Granted during the year | ₨ / shares
Forfeited during the year | shares		193,668
Forfeited during the year | ₨ / shares		₨ 380.26
Expired during the year | shares	238,926
Expired during the year | ₨ / shares	₨ 317.79
Exercised during the year | shares
Exercised during the year | ₨ / shares
Number of options outstanding at the end of the year | shares	219,986	458,912
Number of options outstanding at the end of the year | ₨ / shares	₨ 318.33	₨ 328.12
Vested/exercisable | shares	219,986	458,912
Vested/exercisable | ₨ / shares	₨ 318.33	₨ 328.12
2016 Stock Option and Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding at the beginning of the year | shares	235,247	312,629
Number of options outstanding at the beginning of the year | ₨ / shares	₨ 640.98	₨ 601.01
Granted during the year | shares	466,100
Granted during the year | ₨ / shares	₨ 146.28
Forfeited during the year | shares	6,420	77,382
Forfeited during the year | ₨ / shares	₨ 731.40	₨ 698.21
Expired during the year | shares	13,700
Expired during the year | ₨ / shares	₨ 731.40
Number of options outstanding at the end of the year | shares	681,227	235,247
Number of options outstanding at the end of the year | ₨ / shares	₨ 293.23	₨ 640.98
Vested/exercisable | shares	231,250	197,113
Vested/exercisable | ₨ / shares	₨ 547.43	₨ 621.71